Fair Value Measurements Level 4 Fair Value by Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2018	May 31, 2018	Dec. 31, 2017
ABS [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	$ 295	$ 516
ABS [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
ABS [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	282	514
ABS [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	13	2
Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,150	963
Collateralized Debt Obligations [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Collateralized Debt Obligations [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,092	886
Collateralized Debt Obligations [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	58	77
Commercial Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,391	1,407
Commercial Mortgage Backed Securities [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	1,354	1,366
Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	37	41
Commercial Mortgage Backed Securities [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	37	1
Corporate [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	8,121	7,678
Corporate [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Corporate [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	7,734	7,351
Corporate [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	387	327
Corporate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	309	144
Debt Security, Government, Non-US [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	409	377
Debt Security, Government, Non-US [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Debt Security, Government, Non-US [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	409	377
Debt Security, Government, Non-US [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
US States and Political Subdivisions Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	761	734
US States and Political Subdivisions Debt Securities [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
US States and Political Subdivisions Debt Securities [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	761	734
US States and Political Subdivisions Debt Securities [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Residential Mortgage Backed Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	868	1,033
Fair Value, Option, Fixed Maturity Securities	6
Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	621	590
Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	247	443
Residential Mortgage Backed Securities [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	247	426
US Treasury Securities [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	993	1,131
US Treasury Securities [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	322
US Treasury Securities [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	993	809
US Treasury Securities [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	0
Separate Account Assets, at Carrying Value	2,400	3,600
Debt Securities, Available-for-sale	13,988	13,839
Fair Value, Option, Fixed Maturity Securities	6	12
Equity securities, AFS	45	116
Derivative Asset		212
Short-term investments	550	844
Reinsurance recoverables	28,824	29,564	$ 22,615
Separate Account Assets	104,575	98,814	110,773
Total assets accounted for at fair value on a recurring basis	116,376	109,799
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	859	1,281	1,290	$ 1,290	$ 1,581
Liabilities accounted for at fair value on a recurring basis
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	110	80	21	21	75
Total liabilities accounted for at fair value on a recurring basis	(198)	(164)
Liability [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	(5)	(80)
Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	(5)	(80)
Reported Value Measurement [Member]
Assets accounted for at fair value on a recurring basis
Separate Account Assets	101,698	94,724
Estimate of Fair Value Measurement [Member]
Assets accounted for at fair value on a recurring basis
Separate Account Assets	461	468
Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	0	322
Fair Value, Option, Fixed Maturity Securities	0	0
Equity securities, AFS	11	54
Short-term investments	330	464
Total assets accounted for at fair value on a recurring basis	64,191	60,201
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	0
Level 1 [Member] | Liability [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	0	0
Level 1 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	0	0
Level 1 [Member] | Reported Value Measurement [Member]
Assets accounted for at fair value on a recurring basis
Separate Account Assets	63,850	59,361
Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	13,246	12,627
Fair Value, Option, Fixed Maturity Securities	6	12
Equity securities, AFS	1	16
Derivative Asset		44
Short-term investments	214	380
Total assets accounted for at fair value on a recurring basis	51,292	48,414
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(54)	(181)
Level 2 [Member] | Liability [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	0	0
Level 2 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	0	0
Level 2 [Member] | Reported Value Measurement [Member]
Assets accounted for at fair value on a recurring basis
Separate Account Assets	37,825	35,323
Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Debt Securities, Available-for-sale	742	890
Fair Value, Option, Fixed Maturity Securities	0	0
Equity securities, AFS	33	46
Derivative Asset		168
Short-term investments	6	0
Total assets accounted for at fair value on a recurring basis	893	1,184
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	23	40	$ 55	$ 55	$ 185
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	144	17
Level 3 [Member] | Liability [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure	(5)	(80)
Level 3 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Obligations, Fair Value Disclosure		(80)
Level 3 [Member] | Reported Value Measurement [Member]
Assets accounted for at fair value on a recurring basis
Separate Account Assets	23	40
Credit Risk Contract [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net	(1)
Credit Risk Contract [Member] | Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net		2
Credit Risk Contract [Member] | Level 1 [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net	0
Credit Risk Contract [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net		0
Credit Risk Contract [Member] | Level 2 [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net	(1)
Credit Risk Contract [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net		2
Credit Risk Contract [Member] | Level 3 [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net	0
Credit Risk Contract [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets (Liabilities), at Fair Value, Net		0
Foreign Exchange Contract [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(7)	(91)
Foreign Exchange Contract [Member] | Level 1 [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Foreign Exchange Contract [Member] | Level 2 [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(7)	(91)
Foreign Exchange Contract [Member] | Level 3 [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Interest Rate Contract [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset		36
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(39)	(137)
Interest Rate Contract [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset		0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Interest Rate Contract [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset		36
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	37	(110)
Interest Rate Contract [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset		0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(2)	(27)
US GMWB Hedging Instruments [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	23	44
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(50)	(27)
US GMWB Hedging Instruments [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
US GMWB Hedging Instruments [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0	8
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(35)	(18)
US GMWB Hedging Instruments [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	23	36
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	(15)	(9)
Macro Hedge Program [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	49	132
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	163	(115)
Macro Hedge Program [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Macro Hedge Program [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0	0
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	1	0
Macro Hedge Program [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	49	132
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	162	(115)
Derivative Financial Instruments, Assets [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	72
Derivative Financial Instruments, Assets [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	0
Derivative Financial Instruments, Assets [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	72
GMWB Reinsurance [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	17	40
GMWB Reinsurance [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
GMWB Reinsurance [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	0	0
GMWB Reinsurance [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance recoverables	17	40
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	43	12
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	0	0
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	43	12
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Reinsurance Recoverable, Including Reinsurance Premium Paid MODCO	0	0
Derivative Financial Instruments, Liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	160	84
Derivative Financial Instruments, Liabilities [Member] | Level 1 [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	0	0
Derivative Financial Instruments, Liabilities [Member] | Level 2 [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	11	181
Derivative Financial Instruments, Liabilities [Member] | Level 3 [Member]
Liabilities accounted for at fair value on a recurring basis
Derivative Liability	149	(97)
Derivative Financial Instruments, Assets [Member] | Other Investments and Other Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Asset	$ 72	$ 212